Exhibit 99.1

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	49
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 22, 2011
Closing Date:	May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$-	-	$-	-	$-
Class B Notes	$-	-	$-	-	$-
Class C Notes	$32,041,987.72	0.9330806	$24,857,608.95	0.7238675	$7,184,378.77
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$57,291,987.72	0.0572920	$50,107,608.95	0.0501076	$7,184,378.77

Weighted Avg. Coupon (WAC)	4.93%		4.97%
Weighted Avg. Remaining Maturity (WARM)	16.82		16.08
Pool Receivables Balance	$80,014,719.85		$72,536,836.15
Remaining Number of Receivables	17,665		17,070

Adjusted Pool Balance	$77,494,347.12		$70,309,968.35

III. COLLECTIONS

Principal:
Principal Collections	$7,415,918.11
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$109,876.42
Total Principal Collections	$7,525,794.53

Interest:
Interest Collections	$326,694.36
Late Fees & Other Charges	$25,721.71
Interest on Repurchase Principal	$-
Total Interest Collections	$352,416.07

Collection Account Interest	$421.44
Reserve Account Interest	$319.25
Servicer Advances	$-

Total Collections	$7,878,951.29

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	49
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$7,878,951.29
Reserve Account Available	$5,050,589.85
Total Available for Distribution	$12,929,541.14

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$66,678.93		$66,678.93	$66,678.93
Collection Account Interest					$421.44
Late Fees & Other Charges					$25,721.71
Total due to Servicer					$92,822.08

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$-		$-

Total Class A interest:		$-		$-	$-

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$-		$-	$-

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$76,366.74		$76,366.74	$76,366.74

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$7,635,906.22

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$7,184,378.77

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$-		$-
Class B Notes Total:		$-		$-
Class C Notes Total:		$7,184,378.77		$7,184,378.77
Class D Notes Total:		$-		$-
Total Noteholders Principal		$7,184,378.77		$7,184,378.77

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					451,527.45

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	June 2015
Distribution Date	7/15/2015
Transaction Month	49
30/360 Days	30
Actual/360 Days	30

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,520,372.73
Beginning Period Amount	$2,520,372.73
Current Period Amortization	$293,504.93
Ending Period Required Amount	$2,226,867.80
Ending Period Amount	$2,226,867.80
Next Distribution Date Amount	$1,954,575.54

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	26.07%	28.73%	28.73%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.84%	16,701	96.58%	$70,058,459.92
30 - 60 Days	1.78%	304	2.77%	$2,007,885.43
61 - 90 Days	0.30%	51	0.51%	$368,896.03
91 + Days	0.08%	14	0.14%	$101,594.77
		17,070		$72,536,836.15
Total
Delinquent Receivables 61 + days past due	0.38%	65	0.65%	$470,490.80
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.45%	79	0.70%	$559,169.16
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.38%	70	0.54%	$479,122.84
Three-Month Average Delinquency Ratio	0.40%		0.63%

Repossession in Current Period		13		$84,554.96
Repossession Inventory		24		$27,459.44

Charge-Offs
Gross Principal of Charge-Off for Current Period				$61,965.59
Recoveries				$(109,876.42)
Net Charge-offs for Current Period				$(47,910.83)

Beginning Pool Balance for Current Period				$80,014,719.85

Net Loss Ratio				-0.72%
Net Loss Ratio for 1st Preceding Collection Period				-0.42%
Net Loss Ratio for 2nd Preceding Collection Period				0.45%
Three-Month Average Net Loss Ratio for Current Period				-0.23%

Cumulative Net Losses for All Periods				$7,221,658.60
Cumulative Net Losses as a % of Initial Pool Balance				0.68%

Principal Balance of Extensions				$333,126.57
Number of Extensions				44